Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hoya Capital Housing ETF | Hoya Capital Housing ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.47%	9.68%	36.42%	(28.14%)	41.06%	15.88%
Hoya Capital High Dividend Yield ETF | Hoya Capital High Dividend Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.34%	1.59%	12.45%	(24.97%)